Interest and UF Indexation Revenue and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Interest and UF Indexation Revenue and Expenses Disclosure [Abstract]
Schedule of Interest Revenue	At the end of the period, the summary is as follows:
	2024			2023			2022
	Interest	UF indexation	Total	Interest	UF indexation	Total	Interest	UF indexation	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Interest revenue	2,940,397	830,662	3,771,059	3,211,883	832,782	4,044,665	2,344,384	2,122,497	4,466,881
Interest expenses	(1,138,312)	(469,992)	(1,608,304)	(1,634,708)	(489,165)	(2,123,873)	(1,040,914)	(1,159,838)	(2,200,752)
Total net interest income	1,802,085	360,670	2,162,755	1,577,175	343,617	1,920,792	1,303,470	962,659	2,266,129

Schedule of Interest Revenue	The composition of interest is as follows:
	2024			2023			2022
	Interest	UF indexation	Total	Interest	UF indexation	Total	Interest	UF indexation	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial assets at amortized cost
Rights by resale agreements and securities lending	4,601	—	4,601	5,984	—	5,984	4,142	—	4,142
Debt financial instruments	50,831	26,333	77,164	21,605	27,392	48,997	13,992	68,107	82,099
Loans and advances to Banks	73,707	—	73,707	169,594	—	169,594	154,727	—	154,727
Commercial loans	1,358,243	318,508	1,676,751	1,490,550	320,755	1,811,305	1,054,785	852,296	1,907,081
Residential mortgage loans	416,119	547,346	963,465	371,043	546,216	917,259	323,452	1,340,082	1,663,534
Consumer Loans	829,034	1,317	830,351	793,499	1,850	795,349	615,572	6,986	622,558
Other financial instruments	71,561	3,453	75,014	62,137	2,843	64,980	442	5,238	5,680
Financial assets at fair value through other comprehensive income
Debt financial instruments	169,950	24,896	194,846	327,081	28,397	355,478	187,073	70,845	257,918
Other financial instruments	397	—	397	1,023	—	1,023	16,930	—	16,930
Income of accounting hedges of interest rate risk	(34,046)	(91,191)	(125,237)	(30,633)	(94,671)	(125,304)	(26,731)	(221,057)	(247,788)
Total	2,940,397	830,662	3,771,059	3,211,883	832,782	4,044,665	2,344,384	2,122,497	4,466,881

Schedule of Interest Expenses	The composition of interest expenses is as follows:
	2024			2023			2022
	Interest	UF indexation	Total	Interest	UF indexation	Total	Interest	UF indexation	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Financial liabilities at amortized cost
Current accounts and other demand deposits	1,186	19,956	21,142	1,343	16,677	18,020	4,515	40,557	45,072
Saving accounts and time deposits	810,799	81,947	892,746	1,308,575	96,446	1,405,021	776,658	195,244	971,902
Obligations by repurchase agreements and securities lending	9,177	—	9,177	15,183	—	15,183	15,845	—	15,845
Borrowings from financial institutions	71,727	—	71,727	64,603	—	64,603	37,414	—	37,414
Debt financial instruments issued	260,203	322,938	583,141	249,438	329,837	579,275	210,393	803,863	1,014,256
Other financial obligations	—	—	—	—	—	—	—	—	—
Lease liabilities	2,381	—	2,381	1,980	—	1,980	1,865	—	1,865
Financial instruments of regulatory capital issued	34,551	45,151	79,702	34,903	46,205	81,108	31,271	120,174	151,445
Income of accounting hedges of interest rate risk	(51,712)	—	(51,712)	(41,317)	—	(41,317)	(37,047)	—	(37,047)
Total	1,138,312	469,992	1,608,304	1,634,708	489,165	2,123,873	1,040,914	1,159,838	2,200,752

Schedule of Gain Loss from Accounting Hedge	As of December 31, 2024, 2023 and 2022, the Bank uses cross currency and interest rate swaps to hedge its position on changes on the fair value of corporate bonds and commercial loans and cross currency swaps to hedge the risk of variability of obligations flows with foreign banks and bonds issued in foreign currency.
	2024						2023						2022
	Interest		UF indexation		Total		Interest		UF indexation		Total		Interest		UF indexation		Total
	Income	Expense	Income	Expense	Income	Expense	Income	Expense	Income	Expense	Income	Expense	Income	Expense	Income	Expense	Income	Expense
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Gain from fair value accounting hedges	—	—	—	—	—	—	—	—	—	—	—	—	608	—	—	—	608	—
Loss from fair value accounting hedges	—	—	—	—	—	—	—	—	—	—	—	—	(740)	—	—	—	(740)	—
Gain from cash flow accounting hedges	186,951	266,878	3,087	—	190,038	266,878	274,897	338,551	2,308	—	277,205	338,551	72,354	112,322	—	—	72,354	112,322
Loss from cash flow accounting hedges	(220,997)	(215,166)	(94,278)	—	(315,275)	(215,166)	(305,530)	(297,234)	(96,979)	—	(402,509)	(297,234)	(98,345)	(75,275)	(221,057)	—	(319,402)	(75,275)
Net gain on hedge items	—	—	—	—	—	—	—	—	—	—	—	—	(608)	—	—	—	(608)	—
Total	(34,046)	51,712	(91,191)	—	(125,237)	51,712	(30,633)	41,317	(94,671)	—	(125,304)	41,317	(26,731)	37,047	(221,057)	—	(247,788)	37,047